Changes in accounting practices and disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Changes In Accounting Practices And Disclosures
Schedule of recognized financial statements

Standard	Description	Impact

Amendments to IAS 21 - Effects of Changes in Foreign Exchange Rates[1]

The amendments specify how to assess whether a currency is convertible and how to determine the exchange rate when it is not. These amendments state that a currency is convertible into another currency when the Company is able to obtain the other currency within a period of time that allows for normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations.

The Company is assessing the impacts and effects of the amendments; however, it does not expect any effects from the amendments.

IFRS 18 – Presentation and Disclosure in Financial Statements[2]

IFRS 18 replaces IAS 1 – Presentation of Financial Statements, transferring several of the requirements of IAS 1 that were not changed and complementing them with the new requirements. In addition, some paragraphs of IAS 1 were moved to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 – Financial Instruments: Disclosure. The IASB also implemented minor changes to IAS 7 – Statement of Cash Flows and IAS 33 – Earnings per Share.

The Company is assessing the impacts and effects of this Standard.
IFRS 19 – Subsidiaries without Public Accountability: Disclosures[2]

IFRS 19 allows an eligible subsidiary to provide reduced disclosures when applying Accounting Standards in its financial statements. A subsidiary is eligible for reduced disclosures if it does not have a public liability and its ultimate parent or any intermediate parent prepares publicly available consolidated financial statements that comply with Accounting Standards. IFRS 19 is optional for eligible subsidiaries and describes the disclosure requirements for subsidiaries that elect to apply it.

The Company does not expect any effects of this Standard.
1	Effective for annual periods beginning on or after January 1, 2025.
2	Effective for annual periods beginning on or after January 1, 2027.